Exhibit 99.7

TPR Firm:	Edgemac	Date Submitted:	1/30/2023
Client Name:	Finance Of America Reverse	Report:	Exception Report - Loan
Client Project:		Loans in report:	15

Report Date	Loan Number	Edgemac ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions
1/30/2023	XXX	7100-1054	XXX	XXX
1/30/2023	XXX	7100-1058	XXX	XXX
1/30/2023	XXX	7100-1053	XXX	XXX
1/30/2023	XXX	7100-1067	XXX	XXX
1/30/2023	XXX	7100-1057	XXX	XXX
1/30/2023	XXX	7100-1056	XXX	XXX
1/30/2023	XXX	7100-1061	XXX	XXX
1/30/2023	XXX	7100-1055	XXX	XXX
1/30/2023	XXX	7100-1062	XXX	XXX
1/30/2023	XXX	7100-1060	XXX	XXX
1/30/2023	XXX	7100-1068	XXX	XXX
1/30/2023	XXX	7100-1063	XXX	XXX
1/30/2023	XXX	7100-1064	XXX	XXX
1/30/2023	XXX	7100-1065	XXX	XXX
1/30/2023	XXX	7100-1066	XXX	XXX

Edgemac ID	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date
7100-1054	1) Missing 2 quarterly statements for XXX to support income of $XXX.
COMMENTS: 10/13/2022: statements received. cleared.

2) Missing Solar Lease Contract to determine if it meets eligibility requirements, and qualifying monthly lease payment (use of final year payment of lease, or year matching life expectancy of youngest applicant). Subject to re-calculation of debt ratio upon  receipt.
COMMENTS: 10/12/2022: Lease provided. Cleared.

3) Missing updated HOI with XXX as loss payee. HOI provided currently shows XXX which is the previous lender.
COMMENTS: 10/12/22: Policy received. Cleared.	Compensating Factors:

1) Low LTV/CLTV of XXX%
2) FICO XXX, XXX points > 680 maximum for Reverse Mtg guidelines
3) Borrower is paying off debt as well as receiving cashout that exceeds poiints and fees
				4) Income meets RI of >$2500.00	10/5/2022	Primary Residence	CA	XXX
7100-1058	1) UPDATED 10/13/2022: Received duplicate copy of the one page title supplement. Missing the full preliminary title report. /// Missing satisfactory preliminary title report and tax sheet. Prelim to show last 24 month chain of title. Additional conditions may apply upon receipt.
COMMENTS: 10/14/22: preliminary title report received. Cleared.

2) Missing Signed Intent to Proceed.
COMMENTS: 10/13/2022 Received eSigned intent to Proceed

3) Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: 10/13/2022 Received Housing Counseling List dated XXX

4) //UPDATE:  10/14/2022 Received copy of Recorded CA Deed of Trust inclusive of Legal Description, however, Copy is MISSING the PUD Rider.  NEED Full Copy of Recorded CA Deed of Trust inclusive of Legal Description and PUD Rider.//UPDATE:  10/13/2022 Received a copy of the Unrecorded CA Deed of Trust with Legal Description attached, however, file review was based on the Recorded CA Deed of Trust missing the Legal Description.  Need proof that Recorded CA Deed of Trust included the Legal Description or a Signed Letter of Intent to re-record CA Deed of Trust to include Legal Description."Exhibit A" attached to the "California Deed of Trust" in file dated XXX is missing the Legal Description.  Need full copy of California Deed of Trust inclusive of Exhibit A Legal Description and any riders.
COMMENTS: 10/17/2022 Received full copy of Recorded CA Deed of Trust inclusive of Legal Description and PUD Rider.

//UPDATE:  10/14/2022 Received copy of Recorded CA Deed of Trust inclusive of Legal Description, however, Copy is MISSING the PUD Rider.  NEED Full Copy of Recorded CA Deed of Trust inclusive of Legal Description and PUD Rider.

//UPDATE:  10/13/2022 Received a copy of the Unrecorded CA Deed of Trust with Legal Description attached, however, file review was based on the Recorded CA Deed of Trust missing the Legal Description.  Need proof that Recorded CA Deed of Trust included the Legal Description or a Signed Letter of Intent to re-record CA Deed of Trust to include Legal Description.

5) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 10/17/2022 Received eSigned ABA.  Clearing to EV1.

10/10/2022  Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

6) Electronic Consent/eSign Form in file is dated XXX, however, earliest eSign event occurred XXX.  Need Electronic Consent/eSign Form completed prior to earliest esign event.
COMMENTS: 10/14/2022 Received DocuSign Certificate of Completion reflecting both borrower's eConsents on XXX

7) Missing copy of appraisal completed by XXX dated XXX. No appraisal/valuation was located in the file; unable to calculate LTV/CLTV.
COMMENTS: 10/13/2022 appraisal received.

8) Credit report reflects a credit Freeze for two repositories (Experian and TransUnion). Guidelines require a minimum of two scores from three repositories.  Additionally, guidelines show a Credit Freeze as an Alert item that must be resolved prior to closing.  Missing supporting documentation to show the credit freeze has been resolved and a minimum of two credit scores are present on the credit report.
COMMENTS: 10/14/2022: updated credit report received. Cleared.

9) Missing copy of the solar agreement.  The 1003 shows lease payments.  Unable to determine if lease meets guideline requirements and payment is consistent with the last 12 months of the solar contract.  Subject to re-calculation of the debt ratio upon receipt.
COMMENTS: 10/13/2022: Solar contract received. Cleared.	Compensating Factors:
• Low LTV of XXX%
• Strong credit score of XXX which exceeds the 680 score required (Subject an updated credit report with scores from all repositories)
				• Monthly housing payment reduction of $XXX from $XXX to $XXX	10/12/2022	Primary Residence	CA	XXX
7100-1053	1) This loan failed TRID timing of disclosures. According to the Disclosure Delivery Tracking in file the Initial Closing Disclosure is missing from the file. Disclosure Delivery Tracking reflects Closing Disclosure was Issued XXX and Received XXX, however, it is missing from the file. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 10/06/2022 Received Initial CD dated and wet signed XXX

2) //UPDATE:  10/13/2022 Received explanation that Initial Disclosures were mailed to borrower therefore meeting disclosure timing requirements.  However, file contains documents eSigned by borrowers with no eConsents in file.  Need eConsents for both borrowers in order to match the eSignature identification numbers on said eSigned documents.Missing the following required Federal Disclosures:  Electronic Consent/eSign Form completed prior to earliest esign event for both borrowers.
COMMENTS: 10/14/2022 Received DocuSign Certificate of Completion reflecting both bottower's eConsents.

//UPDATE:  10/13/2022 Received explanation that Initial Disclosures were mailed to borrower therefore meeting disclosure timing requirements.  However, file contains documents eSigned by borrowers with no eConsents in file.  Need eConsents for both borrowers in order to match the eSignature identification numbers on said eSigned documents.

3) Missing Solar Lease Contract to determine if it meets eligibility requirements, and qualifying monthly lease payment (use of final year payment of lease, or year matching life expectancy of youngest applicant). Subject to re-calculation of debt ratio upon receipt.
	COMMENTS: 10/6/2022: Received. Cleared.			Compensating Factors: 1) Borrower meets DTI of XXX% vs RI of $XXX (DTI Currently XXX%) 2) FICO XXX, XXX points > 680 maximum guideline requirement 3) Low LTV/CLTV XXX%	9/30/2022	Primary Residence	CA	XXX
7100-1067	1) 01/19/2023 Updated received a new condo questionnaire revised XXX with a separate explanation of "other" for questions 1,2,6,7, 10, and 11. However, the condo questionnaire provided dated XXX as well as condo questionnaire dated XXX show two phases with number of units of 275. The appraisal provided shows only 245 number of units and the appraiser does not note anything about additional phasing. Need to know why the appraisal report does not indicate the other 30 units or additional phasing. //12/16/2022 Received Condo Questionnaire and question #12 if any single entity owns more than the following and is missing answer for a), b) or c) Missing copy of Condo Questionnaire for FAR approved condo, per guideline requirement. Email notification of FAR approval in file, missing questionnaire.
COMMENTS: 01/23/2023 Updated received corrected appraisal which shows completed 275 units CCR's provided show total units of the same.	1) This loan failed TRID zero fee tolerance. CONDO/HOA/PUD Cert. fee was added on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation. Change of Circumstance in file dated XXX reflects "No Fee Changes".Integrated Disclosures Tolerance & Reimbursement Provisions - XXX 2 - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
		COMMENTS: 12/27/2022 Received PC CD and copy of reimbursement check to borrower with proof of method of delivery. Entered into CE and received a Pass result for Reimbursement Testing.		Compensating Factors: 1) FICO XXX, min 680 2) Low LTV/CLTV XXX% 3) Residual Income $XXX min $XXX L/A <$250,000.00	12/14/2022	Primary Residence	VA	XXX
7100-1057	1) Missing satisfactory preliminary title report and tax sheet. Prelim to show last 24 month chain of title. Additional conditions may apply upon receipt.
COMMENTS: 10/13/2022: Title report and tax sheet received. Cleared.

2) Missing Reverse Mortgage Counseling Cert signed by all Borrowers and Non-Borrowers.
COMMENTS: 10/13/2022 Received eSigned Reverse Mortgage Counseling cert.

3) Missing a current payoff demand and evidence that XXX, account ending XXX has been satisfied with a -0- balance.
COMMENTS: 10/14/22: Demand received. Cleared.	1) //UPDATE: 10/14/2022 Received copy of reimbursement check to borrower for $XXX and borrower letter, however, MISSING Proof of Method of Delivery to borrower.This loan failed TRID zero fee tolerance. The Notice of Revised Estimate due to Valid Change of Circumstance in file dated 08/17/2022 is incomplete/invalid as the "New Fee Amount" reflects $XXX, however, according to the corresponding Loan Estimate (LE) in file Issued XXX the "Appraisal Fee" amount reflects $XXX, resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 4This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 10/31/2022 Received proof of FedEx delivery.

		//UPDATE: 10/14/2022 Received copy of reimbursement check to borrower for $XXX and borrower letter, however, MISSING Proof of Method of Delivery to borrower.		Compensating Factors : 1) FICO XXX, XXX points > 680 maximum guideline requirement 2) Low LTV/CLT of XXX% 3) Residual income of $XXX Exceeds RI of $XXX by $XXX	10/7/2022	Primary Residence	AZ	XXX
7100-1056	1) The loan contains errors within one or more TRID disclosure. There is a Disclosure Delivery Tracking in file that reflects a Revised Closing Disclosure was Issued and Received XXX, however, there is no corresponding Closing Disclosure in file. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 10/13/2022 Received CD dated XXX

2) Missing Letter of Explanation for the bankruptcy and all supporting documentation to evidence extenuating circumstance.
COMMENTS: 10/14/2022: Bankruptcy documentation provided. Discharge XXX. Outside wait period. Cleared.

3) Missing documentation showing the XXX XXX HELOC account was not part of a foreclosure action.  This account is listed on the credit as included in the borrower bankruptcy discharged on XXX but no history is given after XXX.  Guidelines require that borrower cannot have had a foreclosure within the last four years.
COMMENTS: 10/14/2022: Prior CD dated XXX reflects payoff to XXX item. Cleared.

4) UPDATED 10/14/2020:  Received schedule "C" calculation. Unable to support with XXX and XXX tax returns provided. Re-calculated schedule "C" 2020: NET $XXX + depr $XXX = $XXX.  XXX: Net $XXX + depr $XXX = $XXX total $XXX/ 18 mo = XXX x XXX% = $XXX    ////   Residual income not met.  Total earnings $XXX versus total obligations $XXX = $XXX residual income.  Re-calculated earnings: $XXX:  $XXX (SSI) + Schedule C of  $XXX (XXX $XXX + XXX $XXX/18 mo = $XXX x XXX% = $XXX)
COMMENTS: 10/21/22 Re-calculated schedule "C" from tax transcripts: XXX: NET $XXX + depr $XXX = $XXX.  XXX: Net $XXX + depr $XXX = $XXX total $XXX / XXX mo = XXX x XXX% = $XXX. REsidual Income met. Cleared.

5) UPDATED 10/14/2022: Received comments regarding transfer letter not needed with in house appraiser signoff.  Guidelines point to escalation to the Chief Appraiser, value supported, no incurable deficiencies...Missing copy of  the escalation signoff..... ///  UPDATED 10/13/2022: Received transfer from XXX to XXX, howeverXXX. does not appear to have an affiliation with XXX.  Entities are located in different states.  Unable to determine if XXX. is dba for XXX.   ///   Appraisal completed for XXX. Missing appraisal transfer letter from XXX to XXX
	COMMENTS: 10/14/2022: approval received. Cleared.			Compensating Factors: 1. Low LTV of XXX%	10/7/2022	Primary Residence	CA	XXX
7100-1061	1) Missing Reverse Mortgage Counseling Cert signed by all Borrowers and Non-Borrowers.
COMMENTS: 10/31/2022 Received eSigned Certificate of Mortgage Counseling.

2) Missing valid SSN for XXX, 1003 Social Security number does not match that on the credit report and shows last four digits of XXX vs. XXX.
COMMENTS: 11/1/2022: SSN validation received. Cleared.

3) Missing copy of modification/forbearance agreement, evidence of plan completion and proof of the three most recent payments to XXX account ending XXX. Mortgage statement and demand provided show unpaid/deferred balance of $XXX. Credit report dated XXX shows no scheduled payments/no payments made from XXX to XXX
COMMENTS: 11/1/2022: Document received. Cleared.

4) UPDATE 10/31/2022:  The XXX upb calc worksheet using XXX total loan amount (XXX reverse balance + $XXX forward balance) calculates a payment of $XXX and does not match the Closing Disclosures or Note provided. Missing lender calculation to support Note and CD  payment of $XXX.  ///   The calculated payment of $XXX .based on loan amount of $XXX and interest rate of XXX% does not match the payment amount on the Closing Disclosure and Note of $XXX, The recalculated DTI is XXX% with Residual Income of $XXX and does not meet guideline minimum of $XXX for amount <$1,000,000.00.
	COMMENTS: 11/2/2022: Lender approved adjustments for reverse and forward percentages. Calculated payment Cleared.			Compensating Factors: 1) FICO XXX, XXX points > 680 maximum requirement 2) Low LTLV/CLTV XXX% 3) Borrowers lived in subject property for over XXX Years.	10/27/2022	Primary Residence	CA	XXX
7100-1055	1) UPDATED 1/11/2023: Received copy of paid flood coverage and letter acknowledging flood was not impounded; Lender welcome to waive this requirement, unable to clear with existing documentation. /// UPDATED 12/30/22: Escrow of Flood Insurance is a guideline requirement. LOX from lender is insufficient.Still missing evidence flood insurance was escrowed. /// UPDATED 12/16/22: Received flood insurance already included in file. Still missing final CD reflecting flood insurance was escrowed per guidelines. /// UPDATED 12/15/22: Only commentary provided - No documents uploaded to condition. Still missing FINAL HUD/CD reflecting flood impounds. /// Missing flood impounds on final HUD/ CD, property is in a flood zone. (insurance provided)
COMMENTS: Remediated, error was identified and corrected, escrow account established.

2) Missing copy of final loan approval/1008, to match final loan terms. The 1008 provided reflects a different loan amount and interest rate than reflected on the Closing Disclosure and Note. The calculated payment of $XXX based on loan amount of $XXX  and interest rate of XXX% does not match the loan of $XXX  /payment amount on the Closing Disclosure.
COMMENTS: 10/14/2022: Document received. Cleared.

3) Missing supporting documentation for mortgage with XXX account ending XXX for property XXX. The credit report shows the mortgage was paid and closed on XXX and a deposit of $XXX on XXX noted on XXX account ending XXX but closing statement not provided.
COMMENTS: 10/31/2022: Received HUD1 reflecting new mortgage $XXX for property on XXX.  Re-calculated DTI based on new loan of $XXX x $XXX results in increased DTI to XXX%. Minimum Residual now $XXX and met.

4) Missing closing statement to show mortgage with XXX account ending XXX amount of $XXX  for property located at XXX as noted on 1003. The LOE from borrower stated  this mortgage was was obtained in October of XXX however, mortgage statement provided with XXX account ending XXX shows new loan set up on XXX, was the XXX account XXX paid and closed or is XXX a second mortgage.
	COMMENTS: UPDATE 10/31/2022: Received HUD1 reflecting new mortgage $XXX for property on XXX. Re-calculated DTI based on new loan of $XXX x $XXX results in increased DTI to XXX%. Final loan application shows the new $XXX mortgage on the XXX property versus mortgage statement showing $XXX x XXX. The actual XXX payment was never factored into the DTI calculation. Loan amout < $750,000 require residual income of $XXX and met.			Compensating Factors: 1) FICO XXX, XXX points > 680 maximum guideline requirement 2) Very low LTV/CLTV of XXX% 3) RI income exceeds the max of $XXX <$750,000.00 of $XXX	10/6/2022	Primary Residence	CA	XXX
7100-1062	1) Missing evidence of hazard/homeowners insurance policy with XXX listed as loss payee. COMMENTS: 11/1/2022: Updated policy received. Cleared.			Compensating Factors: 1) FICO XXX. XXX points > 680 maximum guideline requirement 2) Low LTV/CLTV XXX% 3) Borrower exceeds RI of $XXX which is $XXX	10/28/2022	Primary Residence	CA	XXX
7100-1060	1) Missing Solar Lease Agreement to determine eligibility and, to show the payment in final year of lease or year that matches the life expectancy of the youngest applicant. Subject to re-calculation of debt ratio upon receipt.
COMMENTS: 10/27: lease provided. cleared.

2) The calculated payment of $XXX .based on loan amount of $XXX and interest rate of XXX% does not match the payment amount on the Closing Disclosure (disbursement date of XXX) and Note of $XXX.
COMMENTS: 11/2/2022: client approved upb calculation for reverse and forward balances.  Cleared.

3) Re-calculated DTI of XXX% exceeds 43.00% maximum without sufficient Residual Earnings. Re-calculated income of $XXX (SSI $XXX + Asset Dissipation $XXX) versus total obligations $XXX (PITIA $XXX + consumer $XXX) = XXX% DTI.  Residual income of $XXX does not meet minimum requirement of $2,000.00 for loan amounts over $250,000.00.
	COMMENTS: 11/2/2022: client approved upb calculation. Note payment match. cleared.			Compensating Factors: 1) FICO XXX, XXX points > 680 maximum guideline requirement 2) Low LTV/CLTV XXX%	10/24/2022	Primary Residence	AZ	XXX
7100-1068				Compensating Factors: 1) Low LTV/CLTV XXX% 2) FICO XXX, max 680 3) Bwr paying off debt and receiving cashout that exceeds points and fees	12/30/2022	Primary Residence	CA	XXX
7100-1063	1) Missing a verbal VOE within 10 business days prior to the Note Date for XXX, XXX.
COMMENTS: UPDATED 11/14/22: VVOE Received - cleared.

2) // 11/29/2022 Benefit Calculator received with LOE. SSI income of $XXX used. Current DTI with SSI included XXX%// 11/22/2022 received an LOE and per LOE SSI was utilized for the income but the 1008 does not indicate that SSI was used at the time of UW. Seller provided an SSI calculator missing evidence of receipt. DTI is currently XXX% still > than 43% however, borrower meets RI. Re-calculated DTI of XXX% exceeds 43.00% maximum without sufficient Residual Earnings. Re-calculated earnings of $XXX (Base $XXX + OT $XXX + Commission $XXX + Asset Dissipation $XXX and IHSS income (at XXX%) of $XXX) versus total obligations $XXX (PITIA)  =  XXX% DTI.  Residual income of $XXX does not meet minimum requirement of $2500.00 for loan amounts < $750,000.00. Note, re-calculated income match to lender income worksheet.
COMMENTS: // 11/29/2022 Benefit Calculator received with LOE. SSI income of $XXX used. Current DTI with SSI included XXX%

3) Missing clear copy of appraisal. The appraisal provided is black and white and not legible.
	COMMENTS: A clear color copy of the appraisal has been added to the file.			Compensating Factors: 1) FICO XXX, > 680 maximum guideline requirement 2) Low LTV/CLTV XXX% 3) Borrower paid off all debt and is receiving cashout	11/10/2022	Primary Residence	CA	XXX
7100-1064	1) Missing exception for use of Military Income pay for XXX
COMMENTS: 112/5/22: documentation received. Cleared.

2) Missing SSA-89 for XXX for variance noted on credit report.
COMMENTS: UPDATED 12/5/22: Received SSA-89 for both borrowers with Match - Cleared.

3) UPDATED 12/19/22: Received guideline clarification - Cleared.   ///   UPDATED 12/14/22: Received LOE - Still missing supporting documentation to evidence extenuating circumstances, whether a repayment plan/agreement was in place and verification 3 consecutive months payments were made (per guidelines.)   ///    Missing letter of explanation from borrowers for derogatory account with XXX account endingXXX with supporting documentation to evidence extenuating circumstance and if a repayment plan or repayment agreement was in place and 3 month consecutive months were made. Student loan was not paid off at closing and included in DTI.
	COMMENTS: UPDATED 12/19/22: Received guideline clarification - Cleared.			Compensating Factors: 1) FICO XXX, max is 680 2)Low LTV/CLTV XXX% 3) Meets Residual income of $XXX min $XXX	12/1/2022	Primary Residence	CA	XXX
7100-1065	1) Missing HOA certification from Management Association. Subject property is a Condominium per appraisal report and is missing rental concentration information
COMMENTS: 12/5/2022: HOA Cert received. cleared.

2) Missing Condo Project Approval, unable to determine if Condo is Warrantable.
COMMENTS: 12/5/2022 Documentation received. Cleared.

3) 1/9/23 - Document received, cleared.    ///   UPDATED 12/14/22: Unable to accept Job Aid referencing WVOE is the only required verification source for W2 borrower. Guidelines state must have most recent paystubs.   ///   UPDATED 12/5/2022:  Received duplicate written VOE. Missing copy of current paystub per guideline documentation requirement for group 2  W2 income.   ////   Missing most recent paystubs for XXX for XXX.
	COMMENTS: 1/9/23 - Document received, cleared.			Compensating Factors: 1) FICO XXX, max 680 2) Low LTV/CLTV XXX% 3) Cash is greater than points and fees	12/1/2022	Primary Residence	CA	XXX
7100-1066	1) UPDATED 12/14/22: Received documentation reflecting requested information - Cleared. /// Missing copy of XXX XXX note to show terms of agreement/claim, interest rate and loan amount. Demand shows partial lien payoff request.

	2) UPDATED 12/15/22: Received applicable releases for required title items - Cleared. /// UPDATED 12/14/22: Documentation received is for condition 409 (uploaded twice.) Still missing documentation to support title Items 15 & 16 are fully satisfied. /// Missing documentation to support title item 15 (California HERO contractual Assessment dated XXX) and item #16( California HERO contractual Assessment dated XXX) are fully satisfied/released.				12/5/2022	Primary Residence	CA	XXX

Edgemac ID	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
7100-1054	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1058	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
7100-1053	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
7100-1067	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG3	EG1
7100-1057	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
7100-1056	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
7100-1061	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
7100-1055	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1062	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1060	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1068	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
7100-1063	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1064	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
7100-1065	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
7100-1066	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1